Property and Equipment (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment

Property and equipment stated at cost, less accumulated depreciation and amortization, consisted of the following:

	September 30, 2020	December 31, 2019
Machinery and Equipment	$7,508,500	$5,654,100
Vehicles	73,500	83,600
Furniture and Fixtures	130,400	54,900
Leasehold Improvements	7,000	7,000

Total Fixed Assets	7,719,400	5,799,600

Less Accumulated Depreciation	(1,021,000)	(727,700)

Fixed Assets, Net	$6,698,400	$5,071,900

Property and equipment stated at cost, less accumulated depreciation, and amortization, consisted of the following:

	12/31/2019	12/31/2018
Land and Improvements	$-	$356,500
Machinery and Equipment	5,654,100	2,377,400
Vehicles	83,600	49,200
Furniture and Fixtures	54,900	38,700
Leasehold Improvements	7,000	7,000

Total Fixed Assets	5,799,600	2,828,800

Less Accumulated Depreciation	(727,700)	(300,100)

Fixed Assets, Net	$5,071,900	$2,528,700